Schedule of Investments(a)
Invesco KBW Bank ETF (KBWB)
November 30, 2019
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.97%
Asset Management & Custody Banks-13.03%
Bank of New York Mellon Corp. (The)	488,762	$23,934,675
Northern Trust Corp.	233,790	25,071,639
State Street Corp.	400,649	30,088,740
		79,095,054
Consumer Finance-3.91%
Capital One Financial Corp.	237,328	23,735,173
Diversified Banks-39.89%
Bank of America Corp.	1,494,536	49,797,940
Citigroup, Inc.	638,924	47,995,971
JPMorgan Chase & Co.	374,246	49,310,653
U.S. Bancorp	780,311	46,842,069
Wells Fargo & Co.	882,859	48,080,501
		242,027,134
Regional Banks-42.01%
BB&T Corp.	431,423	23,607,467
CIT Group, Inc.	116,678	5,311,183
Citizens Financial Group, Inc.	550,945	21,189,345
Comerica, Inc.	184,057	12,959,453
	Shares	Value
Regional Banks-(continued)
Fifth Third Bancorp	777,216	$23,464,151
First Republic Bank	206,459	22,689,844
Huntington Bancshares, Inc.	1,278,926	19,043,208
KeyCorp	1,236,310	23,972,051
M&T Bank Corp.	140,601	23,162,609
People’s United Financial, Inc.	547,293	9,030,335
PNC Financial Services Group, Inc. (The)	159,445	24,428,568
Regions Financial Corp.	1,229,552	20,459,745
SVB Financial Group(b)	63,511	14,717,404
Zions Bancorp. N.A.	218,071	10,855,574
		254,890,937
Thrifts & Mortgage Finance-1.13%
New York Community Bancorp, Inc.	575,928	6,865,062
TOTAL INVESTMENTS IN SECURITIES-99.97% (Cost $623,458,504)		606,613,360
OTHER ASSETS LESS LIABILITIES-0.03%		175,347
NET ASSETS-100.00%		$606,788,707
Notes to Schedule of Investments
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)
Invesco KBW High Dividend Yield Financial ETF (KBWD)
November 30, 2019
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.80%
Asset Management & Custody Banks-24.85%
Artisan Partners Asset Management, Inc., Class A	257,047	$7,626,585
BlackRock Capital Investment Corp.	1,556,165	7,703,017
Federated Investors, Inc., Class B	79,966	2,680,460
FS KKR Capital Corp.	1,809,611	11,509,126
Invesco Ltd.(b)	382,378	6,714,558
Janus Henderson Group PLC (United Kingdom)(c)	299,716	7,612,786
Legg Mason, Inc.	89,851	3,511,377
Monroe Capital Corp.	605,000	6,836,500
Oxford Square Capital Corp.(c)	1,433,701	7,526,930
THL Credit, Inc.	976,469	6,669,283
Waddell & Reed Financial, Inc., Class A(c)	290,704	4,694,870
		73,085,492
Consumer Finance-1.46%
Navient Corp.	299,714	4,300,896
Investment Banking & Brokerage-6.34%
BGC Partners, Inc., Class A	1,636,506	9,491,735
Lazard Ltd., Class A	121,181	4,682,434
Moelis & Co., Class A	135,217	4,456,752
		18,630,921
Life & Health Insurance-1.11%
Principal Financial Group, Inc.	59,040	3,253,104
Mortgage REITs-51.70%
AG Mortgage Investment Trust, Inc.	676,542	10,533,759
AGNC Investment Corp.	660,007	11,431,321
Annaly Capital Management, Inc.	1,103,350	10,294,256
Arlington Asset Investment Corp., Class A(c)(d)	2,188,941	12,805,305
ARMOUR Residential REIT, Inc.	575,114	9,926,468
Chimera Investment Corp.	418,022	8,515,108
Dynex Capital, Inc.	686,236	11,590,526
Invesco Mortgage Capital, Inc.(b)	605,651	9,835,772
MFA Financial, Inc.	1,182,826	9,060,447
New Residential Investment Corp.	767,909	11,902,589
New York Mortgage Trust, Inc.	1,607,712	10,016,046
Orchid Island Capital, Inc.(c)	2,474,811	14,056,926
Two Harbors Investment Corp.	762,403	11,085,340
Western Asset Mortgage Capital Corp.	1,066,685	10,965,522
		152,019,385
Property & Casualty Insurance-1.11%
Mercury General Corp.	66,655	3,264,762
	Shares	Value
Regional Banks-7.61%
Hanmi Financial Corp.	227,482	$4,465,472
PacWest Bancorp	157,066	5,849,138
People’s United Financial, Inc.	261,343	4,312,159
Umpqua Holdings Corp.	258,699	4,234,903
Valley National Bancorp	302,773	3,506,111
		22,367,783
Thrifts & Mortgage Finance-1.57%
New York Community Bancorp, Inc.	388,118	4,626,366
Trading Companies & Distributors-4.05%
Aircastle Ltd.	191,051	6,111,721
Triton International Ltd. (Bermuda)	152,958	5,794,049
		11,905,770
Total Common Stocks & Other Equity Interests (Cost $298,028,306)		293,454,479
Money Market Funds-0.04%
Invesco Premier U.S. Government Money Portfolio, Institutional Class, 1.50%(e) (Cost $122,946)	122,946	122,946
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.84% (Cost $298,151,252)		293,577,425
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-5.84%
Invesco Government & Agency Portfolio, Institutional Class, 1.53%(e)(f)	12,872,891	12,872,891
Invesco Liquid Assets Portfolio, Institutional Class, 1.72%(e)(f)	4,302,090	4,303,810
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $17,176,701)		17,176,701
TOTAL INVESTMENTS IN SECURITIES-105.68% (Cost $315,327,953)		310,754,126
OTHER ASSETS LESS LIABILITIES-(5.68)%		(16,699,081)
NET ASSETS-100.00%		$294,055,045

Invesco KBW High Dividend Yield Financial ETF (KBWD)—(continued)
November 30, 2019
(Unaudited)
Investment Abbreviations:
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	The Fund’s Adviser and Invesco Mortgage Capital, Inc. are wholly-owned subsidiaries of Invesco Ltd. and therefore, Invesco Ltd. and Invesco Mortgage Capital, Inc. are considered to be affiliated. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates (excluding affiliated money market funds) for the three months ended November 30, 2019.

	Value August 31, 2019	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value November 30, 2019	Dividend Income
Invesco Ltd.	$3,906,490	$2,468,474	$(204,976)	$585,806	$(41,236)	$6,714,558	$118,934
Invesco Mortgage Capital, Inc.	8,751,037	672,637	(305,478)	704,654	12,922	9,835,772	272,156
Total Investments in Affiliates	$12,657,527	$3,141,111	$(510,454)	$1,290,460	$(28,314)	$16,550,330	$391,090

(c)	All or a portion of this security was out on loan at November 30, 2019.
(d)	Affiliated company. The Investment Company Act of 1940, as amended (the “1940 Act”), defines “affiliated person” to include an issuer of which a fund holds 5% or more of the outstanding voting securities. The Fund has not owned enough of the outstanding voting securities of the issuer to have control (as defined in the 1940 Act) of that issuer.

	Value August 31, 2019	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value November 30, 2019	Dividend Income
Arlington Asset Investment Corp.	$8,293,969	$2,861,084	$-	$1,650,252	$-	$12,805,305	$441,215

(e)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of November 30, 2019.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)
Invesco KBW Premium Yield Equity REIT ETF (KBWY)
November 30, 2019
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.13%
Diversified REITs-6.89%
Global NET Lease, Inc.	724,453	$14,771,597
VEREIT, Inc.	723,904	7,065,303
		21,836,900
Health Care REITs-12.57%
New Senior Investment Group, Inc.	1,665,606	13,075,007
Omega Healthcare Investors, Inc.	199,605	8,389,398
Sabra Health Care REIT, Inc.	481,824	10,735,039
Senior Housing Properties Trust	1,041,508	7,623,838
		39,823,282
Hotel & Resort REITs-22.26%
Apple Hospitality REIT, Inc.	591,672	9,620,587
Braemar Hotels & Resorts, Inc.	952,295	9,342,014
Chatham Lodging Trust	600,081	10,981,482
Hersha Hospitality Trust	725,304	10,284,811
RLJ Lodging Trust	628,545	10,741,834
Service Properties Trust	463,776	10,801,343
Summit Hotel Properties, Inc.	723,323	8,766,675
		70,538,746
Industrial REITs-1.66%
Lexington Realty Trust	475,205	5,265,271
Office REITs-6.66%
City Office REIT, Inc.	641,534	8,615,802
Office Properties Income Trust	374,536	12,494,521
		21,110,323
Residential REITs-7.40%
Bluerock Residential Growth REIT, Inc.	531,495	6,516,129
Independence Realty Trust, Inc.	465,591	6,955,929
Preferred Apartment Communities, Inc., Class A	725,152	9,985,343
		23,457,401
Retail REITs-28.47%
Brixmor Property Group, Inc.	412,566	9,051,698
	Shares	Value
Retail REITs-(continued)
Kite Realty Group Trust	778,156	$15,057,319
Pennsylvania REIT(b)(c)	3,978,156	22,914,178
Washington Prime Group, Inc.(b)	7,266,424	30,228,324
Whitestone REIT	924,674	12,982,423
		90,233,942
Specialized REITs-13.22%
CoreCivic, Inc.	766,484	11,612,233
EPR Properties	91,954	6,521,378
Gaming and Leisure Properties, Inc.	222,384	9,384,605
GEO Group, Inc. (The)	815,822	11,307,293
Uniti Group, Inc.(b)	458,223	3,079,258
		41,904,767
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.13% (Cost $327,031,863)		314,170,632
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-17.91%
Invesco Government & Agency Portfolio, Institutional Class, 1.53%(d)(e)	42,730,112	42,730,112
Invesco Liquid Assets Portfolio, Institutional Class, 1.72%(d)(e)	14,019,980	14,025,588
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $56,755,067)		56,755,700
TOTAL INVESTMENTS IN SECURITIES-117.04% (Cost $383,786,930)		370,926,332
OTHER ASSETS LESS LIABILITIES-(17.04)%		(53,993,698)
NET ASSETS-100.00%		$316,932,634
Investment Abbreviations:
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	All or a portion of this security was out on loan at November 30, 2019.
(c)	Affiliated company. The Investment Company Act of 1940, as amended (the “1940 Act”), defines “affiliated person” to include an issuer of which a fund holds 5% or more of the outstanding voting securities. The Fund has not owned enough of the outstanding voting securities of the issuer to have control (as defined in the 1940 Act) of that issuer.

	Value August 31, 2019	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value November 30, 2019	Dividend Income
Pennsylvania REIT	$14,992,691	$7,671,924	$(1,809,960)	$2,033,209	$26,314	$22,914,178	$835,413

(d)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of November 30, 2019.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)
Invesco KBW Property & Casualty Insurance ETF (KBWP)
November 30, 2019
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.84%
Multi-line Insurance-22.42%
American Financial Group, Inc.	40,610	$4,455,323
American International Group, Inc.	157,585	8,298,426
Assurant, Inc.	33,336	4,429,354
Hartford Financial Services Group, Inc. (The)	70,356	4,352,222
Horace Mann Educators Corp.	35,850	1,556,249
		23,091,574
Property & Casualty Insurance-67.95%
Allstate Corp. (The)	80,093	8,918,356
Arch Capital Group Ltd.(b)	103,807	4,356,780
Axis Capital Holdings Ltd.	66,792	3,952,751
Chubb Ltd.	52,475	7,948,913
Cincinnati Financial Corp.	36,451	3,902,080
Hanover Insurance Group, Inc. (The)	30,795	4,185,964
James River Group Holdings Ltd.	26,433	1,045,689
Kemper Corp.	57,970	4,285,142
Mercury General Corp.	48,168	2,359,269
ProAssurance Corp.	46,781	1,758,966
	Shares	Value
Property & Casualty Insurance-(continued)
Progressive Corp. (The)	108,189	$7,903,206
RLI Corp.	38,973	3,560,963
Selective Insurance Group, Inc.	51,493	3,409,866
Travelers Cos., Inc. (The)	55,802	7,629,249
Universal Insurance Holdings, Inc.	29,725	864,998
W.R. Berkley Corp.	57,549	3,913,332
		69,995,524
Reinsurance-9.47%
Everest Re Group, Ltd.	17,383	4,715,313
RenaissanceRe Holdings Ltd. (Bermuda)	22,710	4,276,974
Third Point Reinsurance Ltd. (Bermuda)(b)	79,919	763,226
		9,755,513
TOTAL INVESTMENTS IN SECURITIES-99.84% (Cost $94,038,772)		102,842,611
OTHER ASSETS LESS LIABILITIES-0.16%		161,540
NET ASSETS-100.00%		$103,004,151
Notes to Schedule of Investments
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)
Invesco KBW Regional Banking ETF (KBWR)
November 30, 2019
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.87%
Regional Banks-96.91%
Associated Banc-Corp.	64,363	$1,379,943
BancorpSouth Bank	44,776	1,392,534
Bank of Hawaii Corp.	14,977	1,349,577
Bank OZK	47,880	1,421,078
BankUnited, Inc.	38,893	1,363,589
Boston Private Financial Holdings, Inc.	38,003	446,155
Brookline Bancorp, Inc.	36,160	580,368
Cadence BanCorp	58,299	962,516
Cathay General Bancorp	36,346	1,338,260
Columbia Banking System, Inc.	33,217	1,298,120
Commerce Bancshares, Inc.(b)	39,880	2,673,156
Community Bank System, Inc.	20,303	1,377,559
Cullen/Frost Bankers, Inc.	14,916	1,395,541
CVB Financial Corp.	60,213	1,286,150
East West Bancorp, Inc.	52,896	2,423,695
F.N.B. Corp.	114,938	1,427,530
First Commonwealth Financial Corp.	44,615	633,979
First Financial Bancorp	44,647	1,085,815
First Financial Bankshares, Inc.	40,354	1,395,038
First Hawaiian, Inc.	48,180	1,375,057
First Horizon National Corp.	77,808	1,251,153
First Midwest Bancorp, Inc.	50,038	1,078,819
Fulton Financial Corp.	75,730	1,299,527
Glacier Bancorp, Inc.	31,197	1,367,988
Hancock Whitney Corp.	35,190	1,429,066
Home BancShares, Inc.	69,714	1,312,017
Hope Bancorp, Inc.	57,382	832,613
IBERIABANK Corp.	17,904	1,306,813
Investors Bancorp, Inc.	111,548	1,345,269
Old National Bancorp	73,705	1,332,586
PacWest Bancorp	36,249	1,349,913
Pinnacle Financial Partners, Inc.	23,506	1,443,739
Popular, Inc.	23,560	1,303,104
Prosperity Bancshares, Inc.	19,029	1,336,787
Signature Bank	19,890	2,453,630
Sterling Bancorp	64,935	1,325,973
Synovus Financial Corp.	55,481	2,113,271
TCF Financial Corp.	56,089	2,383,222
	Shares	Value
Regional Banks-(continued)
Texas Capital Bancshares, Inc.(c)	22,908	$1,324,082
Trustmark Corp.(b)	29,170	1,002,281
UMB Financial Corp.	19,873	1,336,857
Umpqua Holdings Corp.	78,403	1,283,457
United Bankshares, Inc.	33,397	1,264,744
United Community Banks, Inc.	35,818	1,110,358
Valley National Bancorp	117,544	1,361,160
Webster Financial Corp.	27,667	1,347,106
Western Alliance Bancorp	28,511	1,487,134
Wintrust Financial Corp.	19,712	1,338,642
		65,726,971
Thrifts & Mortgage Finance-2.96%
Provident Financial Services, Inc.	30,176	733,880
Washington Federal, Inc.	34,598	1,273,553
		2,007,433
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.87% (Cost $76,492,805)		67,734,404
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-3.53%
Invesco Government & Agency Portfolio, Institutional Class, 1.53%(d)(e)	1,796,246	1,796,246
Invesco Liquid Assets Portfolio, Institutional Class, 1.72%(d)(e)	597,085	597,324
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $2,393,520)		2,393,570
TOTAL INVESTMENTS IN SECURITIES-103.40% (Cost $78,886,325)		70,127,974
OTHER ASSETS LESS LIABILITIES-(3.40)%		(2,308,778)
NET ASSETS-100.00%		$67,819,196
Notes to Schedule of Investments
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	All or a portion of this security was out on loan at November 30, 2019.
(c)	Non-income producing security.
(d)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of November 30, 2019.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect a fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
As of November 30, 2019, all of the securities in each Fund were valued based on Level 1 inputs (see the Schedules of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.